Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 7,804	$ 7,714	$ 7,731	$ 7,817	$ 8,110	$ 8,262	$ 8,121	$ 7,968	$ 7,772	$ 7,572	$ 7,344	$ 6,949	$ 31,066	$ 32,461	$ 29,637
Net Interest Income	7,184	7,041	7,012	6,916	7,129	7,188	7,071	7,011	6,909	6,801	6,652	6,389	28,153	28,399	26,751
Net income	$ 2,679	$ 2,800	$ 2,606	$ 2,483	$ 2,593	$ 2,695	$ 2,586	$ 2,540	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 10,568	$ 10,414	$ 9,412
Basic Earnings Per Share	$ 0.97	$ 1.02	$ 0.95	$ 0.91	$ 0.95	$ 0.98	$ 0.94	$ 0.93	$ 0.91	$ 0.88	$ 0.85	$ 0.79
Diluted Earnings Per Share	$ 0.97	$ 1.02	$ 0.95	$ 0.91	$ 0.95	$ 0.98	$ 0.94	$ 0.93	$ 0.91	$ 0.88	$ 0.85	$ 0.79